Debt Obligation (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Fair value of long-term debt	$ 4,770,107	$ 5,107,874